Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of activity in the warranty accrual

The activity in the warranty accrual during the years ended December 31, 2017 and 2016 is summarized as follows:

	December 31,
	2017	2016
Accrual at beginning of year	$241	$330
Additions charged to warranty expense	—	56
Expiring warranties	—	(145)
Sale of consumer segment (*)	(241)
Total (**)	—	241
Less: current portion	—	(241)
Long term accrued warranty	$—	$—

(*) The buyer of the remaining consumer products business assumed the warranty obligations.

(**) Included in liabilities related to assets held for sale.

Schedule of basic and diluted loss per common share using weighted-average shares outstanding

The net income (loss) from continuing operations and the weighted average number of shares used in computing basic net income (loss) per share from continuing operations for the three and nine months ended September 30, 2018 and 2017, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator:
Net income (loss)	$694	$(3,156)	$793	$(3,866)
Net loss (gain) from discontinued operations attributable to common stockholders	(66)	797	(286)	2,235
Accretion of Series B Preferred Stock to redemption value (*)	(33)	—	(2,001)	—
Preferred dividend on Series B Preferred Stock (**)	(36)	—	(177)	—
Deemed dividend related to redemption agreement	(446)	—	(446)	—
Participation of stockholders of Series A and Series C Preferred Stock in the net loss from continuing operations	—	1,171	423	455
Participation of stockholders of Series A, B, C and D Preferred Stock in the net income from continuing operations	(35)	—	—	—
Net basic income (loss) from continuing operations attributable to common stockholders	$78	$(1,188)	$(1,694)	$(1,176)

Denominator:
Shares of common stock used in computing basic net income (loss) per share	14,423,697	5,240,328	13,055,528	5,021,734

Net income (loss) per share of common stock from continuing operations, basic	$0.01	$(0.23)	$(0.13)	$(0.23)

(*) Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion.  These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).

(**) The net loss used for the computation of basic and diluted net loss per share for three and nine months ended September 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company’s certificate of designation under the liquidation preference right (see also Note 5).

The net income (loss) from continuing operations and the weighted average number of shares used in computing diluted net income (loss) per share from continuing operations for the three and nine months ended September 30, 2018 and 2017, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator:
Net basic income (loss) from continuing operations attributable to common stockholders	$78	$(1,188)	$(1,694)	$(1,176)
Participation of stockholders of Series A, B, C and D Preferred Stock in net income from continuing operations	35		—	—
Adjustment related to revaluation of asset contribution related financial instruments, net securities	—	(326)	—	(2,948)
Participation of stockholders of Series A Preferred Stock in the adjustment related to revaluation of asset contribution related financial instruments, net securities	—	121	—	529
Net basic income (loss) from continuing operations attributable to common stockholders and participating securities	$113	$(1,393)	$(1,694)	$(3,595)

Denominator:
Shares of common stock used in computing basic net income (loss) per share	14,423,697	5,240,328	13,055,528	5,021,734
Incremental shares related to assumed conversion of Series A, B C and D Preferred Stock into common stock	6,684,300	—	—	—
Incremental shares related to assumed exercise of asset contribution financial instruments	—	64,939,538	—	48,794,349
Diluted number of common and common stock equivalent shares outstanding	21,083,997	70,179,866	13,055,528	53,816,083

Net income (loss) per share of common stock from continuing operations, diluted	$0.01	$(0.02)	$(0.13)	$(0.07)

The net loss from continuing operations and the weighted average number of shares used in computing basic and diluted net loss per share from continuing operations for the years ended December 31, 2017 and 2016, is as follows: (in thousands except share and per share amounts)

	Year ended December 31,
	2017	2016
	(As Restated)

Numerator:
Net loss attributable to common stockholders	$19,384	$13,264
Net loss from discontinued operations attributable to common stockholders	(2,459)	(13,264)
Accretion of dividend for the period (*)	3	—
Participation of stockholders of series A preferred stock in the net loss from continuing operations	(1,365)	—

Net loss from continuing operations attributable to common stockholders	$15,563	$—

Denominator:
Shares of common stock used in computing basic and diluted net loss per share	5,073,751	4,171,549

Net loss per share of Ordinary Share from continuing operations, basic and diluted	$3.07	$—

(*)	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company’s certificate of designation (the “Certificate of Designation”) under the liquidation preference right (see also Note 14).